Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 25, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 09, 2020	Feb. 19, 2020	Dec. 31, 2019
2017 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2017 Term Loan							$ 1,952
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 36,200		$ 32,100
Debt instrument, stated percentage			3.00%
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	3.00%	3.00%	3.00%	3.00%	3.00%
Debt instrument, principal amount	$ 21,300		$ 21,300		$ 21,300
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 17,000		$ 14,800
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	8.00%		8.00%			8.00%
Debt instrument, principal amount	$ 8,000		$ 8,000			$ 8,000
5.00% – $50.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 11,200
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 50,000
5.00% – $25.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 43,100
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 25,000
5.00% – $30.0 Million Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 46,800
Debt instrument, stated percentage	5.00%
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 30,000
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	11,316		11,516				12,343
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2020 Term Facility Loan	39,970		25,049
Total financial liabilities	194,328		71,944				$ 1,952
Level 3 | 3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	36,214		32,106
Level 3 | 8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	17,038		$ 14,789
Level 3 | 5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	11,220
Level 3 | 5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	43,070
Level 3 | 5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 46,816